UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Lansdowne Partners Limited Partnership

Address:    15 Davies Street
            London W1K 3AG
            England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:         Lansdowne Partners Limited
            as general partner
Name:       Yok Wah Tai
Title:      Chief Compliance Officer
Phone:      44-20-7290-5500

Signature, Place and Date of Signing:


/s/ Yok Wah Tai                 London, England               August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total: $5,496,869
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-11976               Lansdowne Global Financials Fund Ltd.
2.    028-11979               Lansdowne European Equity Fund Ltd.
3.    028-12718               Lansdowne Global Financials Fund L.P.
4.    028-13736               Lansdowne UK Strategic Investment Master Fund Ltd.
5.    028-13735               Lansdowne European Strategic Equity Fund L.P.
6.    028-14977               Lansdowne Developed Markets Master Fund Limited

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE   SHRS OR    SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000) PRN AMT    PRN CALL DISCRETION  MNGRS SOLE       SHARED NONE
--------------                --------------    -----      ------- -------    --- ---- ----------  ----- ----       ------ ----
ACCENTURE PLC IRELAND         SHS CLASS A      G1151C101  496,014   8,254,523          DEFINED     6      8,254,523
ACCENTURE PLC IRELAND         SHS CLASS A      G1151C101   36,423     606,133          DEFINED     4        606,133
ACCENTURE PLC IRELAND         SHS CLASS A      G1151C101   24,315     404,649          SOLE                  33,016          371,633
AMAZON COM INC                COM              023135106  203,506     891,201          DEFINED     6        891,201
AMAZON COM INC                COM              023135106   14,938      65,416          DEFINED     4         65,416
AMAZON COM INC                COM              023135106   10,622      46,517          SOLE                   3,790           42,727
AMERICAN CAPITAL AGENCY CORP  COM              02503X105   41,151   1,224,360          DEFINED     1      1,224,360
AMERICAN CAPITAL AGENCY CORP  COM              02503X105    9,929     295,413          DEFINED     3        295,413
AMERICAN INTL GROUP INC       COM NEW          026874784   11,168     348,028          DEFINED     1        348,028
AMERICAN INTL GROUP INC       COM NEW          026874784    2,695      83,972          DEFINED     3         83,972
BANK OF AMERICA CORPORATION   COM              060505104   15,288   1,868,992          DEFINED     1      1,868,992
BANK OF AMERICA CORPORATION   COM              060505104    3,689     451,008          DEFINED     3        451,008
BANK OF AMERICA CORPORATION   COM              060505104  117,301  14,340,000     CALL DEFINED     1     14,340,000
BANK OF AMERICA CORPORATION   COM              060505104   28,303   3,460,000     CALL DEFINED     3      3,460,000
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108   26,231   2,006,933          DEFINED     1      2,006,933
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108    6,329     484,233          DEFINED     3        484,233
CITIGROUP INC                 COM NEW          172967424   37,341   1,362,314          DEFINED     1      1,362,314
CITIGROUP INC                 COM NEW          172967424    9,010     328,698          DEFINED     3        328,698
CITIGROUP INC                 COM NEW          172967424   75,364   2,749,500     CALL DEFINED     1      2,749,500
CITIGROUP INC                 COM NEW          172967424   18,184     663,400     CALL DEFINED     3        663,400
COCA COLA CO                  COM              191216100  144,316   1,845,704          DEFINED     6      1,845,704
COCA COLA CO                  COM              191216100    7,552      96,586          DEFINED     4         96,586
COCA COLA CO                  COM              191216100   10,311     131,872          SOLE                  10,737          121,135
COLGATE PALMOLIVE CO          COM              194162103  137,770   1,323,439          DEFINED     6      1,323,439
COLGATE PALMOLIVE CO          COM              194162103   10,558     101,425          DEFINED     4        101,425
COLGATE PALMOLIVE CO          COM              194162103   10,451     100,394          SOLE                   8,172           92,222
CYMER INC                     COM              232572107    8,035     136,303          SOLE                 136,303
CYMER INC                     COM              232572107    9,882     167,629          DEFINED     2        167,629
CYMER INC                     COM              232572107    2,832      48,040          DEFINED     5         48,040
CYTOKINETICS INC              COM              23282W100    6,097   9,526,114          DEFINED     6      9,526,114
CYTOKINETICS INC              COM              23282W100       38      59,721          DEFINED     4         59,721
DELTA AIR LINES INC DEL       COM NEW          247361702  217,509  19,863,847          DEFINED     6     19,863,847
DELTA AIR LINES INC DEL       COM NEW          247361702   16,873   1,540,940          DEFINED     4      1,540,940
DELTA AIR LINES INC DEL       COM NEW          247361702   12,077   1,102,946          SOLE                  90,868        1,012,078
DOW CHEM CO                   COM              260543103  159,883   5,075,661          DEFINED     6      5,075,661
DOW CHEM CO                   COM              260543103   13,001     412,717          DEFINED     4        412,717
DOW CHEM CO                   COM              260543103   10,688     339,288          SOLE                  27,692          311,596
ELAN PLC                      ADR              284131208   46,709   3,201,469          DEFINED     6      3,201,469
GOOGLE INC                    CL A             38259P508  476,255     821,031          DEFINED     6        821,031
GOOGLE INC                    CL A             38259P508   33,773      58,223          DEFINED     4         58,223
GOOGLE INC                    CL A             38259P508   22,700      39,134          SOLE                   3,209           35,925
INTEL CORP                    COM              458140100  482,129  18,091,148          DEFINED     6     18,091,148
INTEL CORP                    COM              458140100   33,815   1,268,856          DEFINED     4      1,268,856
INTEL CORP                    COM              458140100   22,942     860,853          SOLE                  69,544          791,309
JPMORGAN CHASE & CO           COM              46625H100  552,302  15,457,659          DEFINED     6     15,457,659
JPMORGAN CHASE & CO           COM              46625H100   29,989     839,336          DEFINED     1        839,336
JPMORGAN CHASE & CO           COM              46625H100    7,236     202,531          DEFINED     3        202,531
JPMORGAN CHASE & CO           COM              46625H100   38,537   1,078,556          DEFINED     4      1,078,556
JPMORGAN CHASE & CO           COM              46625H100   25,972     726,908          SOLE                  59,313          667,595
JPMORGAN CHASE & CO           COM              46625H100   57,568   1,611,200     CALL DEFINED     1      1,611,200
JPMORGAN CHASE & CO           COM              46625H100   13,892     388,800     CALL DEFINED     3        388,800
KKR & CO L P DEL              COM UNITS        48248M102   30,659   2,378,527          DEFINED     1      2,378,527
KKR & CO L P DEL              COM UNITS        48248M102    7,398     573,914          DEFINED     3        573,914
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   42,734     954,510          SOLE                 954,510
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   23,487     524,610          DEFINED     2        524,610
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100    6,733     150,391          DEFINED     5        150,391
MEDIVATION INC                COM              58501N101  136,592   1,494,442          DEFINED     6      1,494,442
MEDIVATION INC                COM              58501N101   18,398     201,286          DEFINED     4        201,286
MGIC INVT CORP WIS            COM              552848103   16,106   5,592,265          DEFINED     1      5,592,265
MGIC INVT CORP WIS            COM              552848103    3,886   1,349,284          DEFINED     3      1,349,284
MORGAN STANLEY                COM NEW          617446448   94,855   6,501,400     CALL DEFINED     1      6,501,400
MORGAN STANLEY                COM NEW          617446448   22,886   1,568,600     CALL DEFINED     3      1,568,600
NASDAQ OMX GROUP INC          COM              631103108   19,179     846,001          DEFINED     1        846,001
NASDAQ OMX GROUP INC          COM              631103108    4,627     204,123          DEFINED     3        204,123
NIKE INC                      CL B             654106103  397,382   4,527,022          DEFINED     6      4,527,022
NIKE INC                      CL B             654106103   29,922     340,878          DEFINED     4        340,878
NIKE INC                      CL B             654106103   19,869     226,352          SOLE                  18,334          208,018
NUANCE COMMUNICATIONS INC     COM              67020Y100    1,339      56,200     PUT  SOLE                  56,200
NUANCE COMMUNICATIONS INC     COM              67020Y100    3,292     138,200     PUT  DEFINED     2        138,200
NUANCE COMMUNICATIONS INC     COM              67020Y100      927      38,900     PUT  DEFINED     5         38,900
OCWEN FINL CORP               COM NEW          675746309   13,539     720,930          DEFINED     1        720,930
OCWEN FINL CORP               COM NEW          675746309    3,267     173,946          DEFINED     3        173,946
RESPONSE GENETICS INC         COM              76123U105    4,765   3,811,661          DEFINED     4      3,811,661
SUNTRUST BKS INC              COM              867914103   16,201     668,648          DEFINED     1        668,648
SUNTRUST BKS INC              COM              867914103    3,910     161,352          DEFINED     3        161,352
TIBCO SOFTWARE INC            COM              88632Q103  121,857   4,072,768          DEFINED     6      4,072,768
TIBCO SOFTWARE INC            COM              88632Q103    9,107     304,373          DEFINED     4        304,373
WELLS FARGO & CO NEW          COM              949746101  511,550  15,297,560          DEFINED     6     15,297,560
WELLS FARGO & CO NEW          COM              949746101   37,806   1,130,570          DEFINED     4      1,130,570
WELLS FARGO & CO NEW          COM              949746101   22,570     674,934          SOLE                  55,069          619,865
XEROX CORP                    COM              984121103   29,340   3,728,133          SOLE               3,728,133
XEROX CORP                    COM              984121103   25,803   3,278,610          DEFINED     2      3,278,610
XEROX CORP                    COM              984121103    7,390     938,957          DEFINED     5        938,957

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